Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing our accounts receivable as of June 30, 2022 and December 31, 2021:

	As of
In thousands of U.S. dollars	June 30, 2022	December 31, 2021
Scorpio MR Pool Limited	$98,508	$16,414
Scorpio LR2 Pool Limited	86,632	14,344
Scorpio LR1 Pool Limited	3,104	3,079
Scorpio Handymax Tanker Pool Limited	5,661	2,379
Receivables from related parties	193,905	36,216

Freight and time charter receivables	12,379	820
Insurance receivables	119	905
Other receivables	53	128
	$206,456	$38,069